Schedule of Change in Unrealized net Capital Gains and Losses (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses		$ (212,514)	$ 62,666	$ 54,702
Amounts recognized for:
Insurance reserves		141,714	(165,992)	(11,943)
DAC and DSI		6,780	1,465	(4,984)
Amounts recognized		148,494	(164,527)	(16,927)
Deferred income taxes		13,445	60,664	(13,221)
(Decrease) increase in unrealized net capital gains and losses, after-tax		(50,575)	(41,197)	24,554
EMA limited partnerships
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses		(40)	51	(3)
Short-term investments
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses		9	(12)	(3)
Fixed income securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses		$ (212,483)	29,700	41,965
Equity securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	[1]		$ 32,927	$ 12,743

[1]	Upon adoption of the recognition and measurement accounting standard on January 1, 2018, $42.4 million of pre-tax unrealized net capital gains for equity securities were reclassified from AOCI to retained income. See Note 2 for further details.